Supplementary Financial Statement Information (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2018
Supplementary Financial Statement Information [Abstract]
Constitute least, percentage	10.00%
Fair value estimate of services received		$ 583